Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

9F Inc. is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gains.

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

According to the HK regulations, HK entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first HK$2 million of profit earned by an HK entity will be taxed at 8.25%, and the remaining profits will be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered tax regime, each group of connected entities can elect only one entity to benefit from the two-tiered tax rate.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the Group’s subsidiaries domiciled in the PRC are subject to a 25% statutory rate unless they are qualified for preferential income tax rate status in accordance with the EIT Law. Certain of the Group’s PRC subsidiaries and VIEs enjoy a preferential income tax rate of 15% under the EIT Law. A “high and new technology enterprise” is entitled to a favorable income tax rate of 15% and such qualification is reassessed by the relevant governmental authorities every three years. Shenzhen Fuben Network Technology Co., Ltd (“Fuben”), was qualified as a “high and new technology enterprise” from December 2021 to December 2024 and is entitled to a preferential income tax rate of 15% for the years ended December 31, 2021, 2022 and 2023. Shenzhen Xinchaoneng Digital Information Technology Co., Ltd (“Xinchaoneng”) was qualified as a “high and new technology enterprise” from December 2021 to December 2024 and is entitled to a preferential income tax rate of 15% for the years ended December 31, 2021, 2022 and 2023.

For the above-mentioned preferential tax treatments that were expired, the group did not apply for preferential tax treatments again.

For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB3.0 million of the assessable profit before tax is subject to the tax rate of 20%. Certain PRC subsidiaries are qualified small and low-profit enterprises, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.

The Group’s subsidiary tax rate in Southeast Asia ranges from 20% to 22%.

The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Year ended December 31,	Year ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	8,822	19,267
Deferred income tax benefit	(1,077)	(5,285)
Total	7,745	13,982

Year ended December 31,
2025
RMB
Current income tax expense
PRC	41,833
Hong Kong	979
Total current tax expense	42,812
Deferred income tax expense
PRC	3,130
Hong Kong	10,390
Total deferred tax expense	13,520
Total income tax expense
PRC	44,963
Hong Kong	11,369
Total income tax expense	56,332

Income before income tax expense is attributable to the following geographic locations:

	Year ended December 31, 2025
	RMB	USD
PRC	125,392	17,931
Hong Kong	80,789	11,553
Others	17,540	2,508
Total	223,721	31,992

The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows:

	Year ended December 31,	Year ended December 31,
	2023	2024
	RMB	RMB
(Loss) income before income tax expenses	(132,604)	64,138
Statutory tax rate in the PRC	25%	25%
Income tax (benefit) expense at statutory tax rate	(33,151)	16,035
Non-recognized income	(4,760)	(15,033)
Change in valuation allowance	113,255	46,450
Adjustment on current income tax of the prior periods	1,739	432
Effect of tax holiday and preferential tax rates	(5,039)	(4,120)
Tax loss carryforwards	(46,469)	(25,921)
Share-based compensation expenses	(17,985)	769
Effect of different tax rates of entities operating in other jurisdictions	155	(4,630)
Income tax expense	7,745	13,982

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, the reconciliation of taxes at the PRC statutory income tax rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	Year ended December 31, 2025
	RMB	%
Income before income tax expenses	223,721	100.0%
Statutory tax rate in the PRC	25%	25.0%
Income tax expense at statutory tax rate	55,930	25.0%
Domestic tax effects
Non-taxable income	(175)	(0.1)%
Change in valuation allowance	(84,960)	(38.0)%
Changes in tax rates	24,525	11.0%
Preferential tax rates	(3,037)	(1.4)%
Expired NOL	77,289	34.5%
Other	31	—
Other jurisdictions’ tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	(6,867)	(3.1)%
Other	(2,019)	(0.9)%
Cayman
Statutory tax rate difference between Cayman and PRC	(9,555)	(4.3)%
BVI
Statutory tax rate difference between BVI and PRC	5,164	2.3%
Other foreign jurisdictions
Other	6	—
Income tax expense	56,332	25.0%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was RMB51,725 from PRC subsidiaries.

The aggregate amount and per ordinary share effect of the tax holiday are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rates	5,039	4,120	3,037
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share: Basic and diluted	0.02	0.02	0.01

The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:

	December 31,	December 31,
	2024	2025
Deferred tax assets	RMB	RMB
Allowance for credit losses	511,165	512,352
Net operating loss carry forwards	406,811	306,129
Impairment of investments	—	82,579
Accelerated depreciation of property, equipment and software	—	939
Less: valuation allowance	(917,976)	(832,377)
Total deferred tax assets, net	—	69,622
Deferred tax liabilities
Unrealized gain of investment in marketable securities	—	83,359
Intangible asset from acquisition	763	546
Total deferred tax liabilities	763	83,905
Net off against deferred tax assets	—	(69,622)
Net deferred tax liabilities	763	14,283

The movements in the valuation allowance are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	964,426	917,976
Additions	5,528	53,404
Reversal	(51,978)	(139,003)
Balance at end of year	917,976	832,377

According to PRC tax regulations, the PRC enterprise’s net operating loss can be generally carried forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future.

Total net operating losses carryforwards of the Group’s subsidiaries in PRC is RMB1,259,325 as of December 31, 2025. As of December 31, 2025, the net operating loss carryforwards from PRC will expire in calendar years 2026 through 2032, if not utilized. The net operating loss carryforwards of the Group’s subsidiaries in Hong Kong is RMB2,878 as of December 31, 2025, which can be carried forward without an expiration date.

The Group considers positive and negative evidence to determine whether some portion or all of the net deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, the Group has considered the Group’s history of losses and the uncertainty regarding the future profitability and concluded that it is more likely than not that the Group will not generate future taxable income to utilize the deferred tax assets. Accordingly, as of December 31, 2024 and 2025, a full valuation allowance of RMB917,976 and RMB832,377 has been established respectively.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023, 2024 and 2025, the Group did not have any unrecognized uncertain tax positions. For the years ended December 31, 2023, 2024 and 2025, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%, the Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is for a period of three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2025, the Group is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2024 and 2025.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of the financial reporting basis over the tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIEs without significant tax costs. As such, the Group did not accrue deferred tax liabilities on the earnings of the VIEs given that the Group will ultimately use this provision.